Other Current Payables (Details) - Schedule of other current payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current payables [Abstract]
Employees and related expenses	$ 719	$ 882
Accrued expenses	428	208
Other payables	60	40
Other current payables	$ 1,207	$ 1,130